Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	CPFL Energy INC
Entity Central Index Key	0001300482
Document Type	20-F
Trading Symbol	CPL
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(g) Security	Common Shares, without par value
Entity Incorporation, State or Country Code	D5
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,152,254,440
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019